Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost			¥ 30		¥ 210
Cancelable fixed term maximum lease commitment due, through 2024					57,388
Cancelable fixed term maximum lease commitment due, thereafter					64,222
Rental payments made under cancelable operating lease agreements					17,564
Payments for computer systems under non-cancelable contracts	¥ 1,787	¥ 1,673	5,301	¥ 4,266
Estimated construction costs	81,982		81,982		121,647
Total unused credit and capital amount available	398,065		398,065		375,238
Guarantee Obligations Maximum Exposure	1,047,216		1,047,216		1,059,899
Guarantee Obligations Current Carrying Value	54,373		54,373		55,245
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program	620,718		620,718		593,062
Investment in securities pledged for primarily collateral deposits	80,267		80,267		33,280
Secured debt	56,320		56,320		49,125
Investments In Subsidaries Pledged	10,794		10,794
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt	51,308		51,308		46,029
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	498,541		498,541		500,499
Guarantee Obligations Current Carrying Value	6,045		6,045		6,707
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure	1,099,000		1,099,000		1,089,000
Guarantee Obligations Current Carrying Value	¥ 2,518		¥ 2,518		¥ 2,559